Deferred compensation plans - Activity relating to SAR Plan B awards (Detail) - SAR Plan B [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Outstanding
Outstanding (number of shares), Beginning	91,976,200
Outstanding (number of shares), Granted	23,870,500
Outstanding (number of shares), Exercised	(39,702,000)
Outstanding (number of shares), Forfeited	(1,794,400)
Outstanding (number of shares), Expired	(18,700)
Outstanding (number of shares), Ending	74,331,600	91,976,200
Outstanding (number of shares), Exercisable, Ending	20,666,000
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 545
Weighted-average grant date fair value per share, Granted	375
Weighted-average grant date fair value per share, Exercised	554
Weighted-average grant date fair value per share, Forfeited	514
Weighted-average grant date fair value per share, Expired	816
Weighted-average grant date fair value per share, Ending	486	¥ 545
Weighted-average grant date fair value per share, Exercisable, Ending	¥ 512
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	4 years 10 months	5 years 1 month
Weighted-average remaining life until expiry (years), Exercisable	3 years 1 month